SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Basis of Consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. Subsidiaries are included in the consolidated financial statements from the date control is obtained until the date control ceases. Where the Company’s interest in a subsidiary is less than 100%, the Company recognizes non-controlling interests. Intercompany assets and liabilities, equity, income, expenses, and cash flows between the Company and its subsidiaries are eliminated on consolidation.

The principal subsidiaries of the Company and the Company's ownership interest in these subsidiaries are as follows:

Legal Entity	Mine/Project Location	December 31, 2022	December 31, 2021	Mining properties and projects owned
Minera Meridian Ltda.	Chile	100.00%	100.00%	El Peñón mine
Jacobina Mineração e Comércio Ltda.	Brazil	100.00%	100.00%	Jacobina mine
Estelar Resources S.A.(i)	Argentina	100.00%	100.00%	Cerro Moro mine
Minera Florida Ltda.	Chile	100.00%	100.00%	Minera Florida mine
Minera Agua Rica Alumbrera Ltd.	Argentina	56.25%	56.25%	MARA project
Yamana Gold Quebec Inc.	Canada	100.00%	100.00%	Wasamac project
Suyai del Sur S.A.U.	Argentina	100.00%	100.00%	Suyai project
Agua De La Falda S.A.	Chile	56.70%	56.70%	Jeronimo project
(i)Refer to discussion at Note 31.

Description of accounting policy for asset acquisitions	Asset acquisitions
Upon the acquisition of an asset or a group of assets and liabilities that does not constitute a business, the Company identifies and recognizes the individual identifiable assets acquired and liabilities assumed. The cost of the group is allocated to the individual identifiable assets and liabilities on the basis of their relative fair values at the date of purchase. Such a transaction or event does not give rise to goodwill.

When the acquisition of an asset or a group of assets and liabilities is achieved in stages, the Company’s previously held interests in the acquired assets and liabilities are not remeasured to their acquisition-date fair values and instead, continue to be measured at their carrying values.

When the Company acquires a controlling, but less than 100% interest in an entity that does not constitute a business, and the transaction is therefore, accounted for as the acquisition of an asset or group of assets and liabilities, the Company consolidates the entity and recognizes a non-controlling interest for the portion of the entity it did not acquire. The Company recognizes non-controlling interests that arise in an asset acquisition either at fair value or at the non-controlling interests’ proportionate share of the acquired entity’s net identifiable assets. This decision is made on an acquisition-by-acquisition basis.
Joint Arrangement	A joint arrangement is an arrangement in which two or more parties have joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing the control. A joint operation is classified as either a joint operation or a joint venture, subject to the terms that govern each investor's rights and obligations in the arrangement. A joint operation is a joint arrangement whereby the parties have joint control of the arrangement and have rights to the assets and obligations for the liabilities relating to the arrangement. For a joint operation, the Company recognizes its share of the assets, liabilities, revenues and expenses of the joint arrangement. The Company's 50% interest in each of Canadian Malartic Corporation and Canadian Malartic GP, the general partnership that holds the Canadian Malartic mine located in Quebec (collectively "Canadian Malartic"), has been accounted for as a joint operation.
Joint Arrangements

Critical Judgements in Applying Accounting Policies

Judgement is required to determine when the Company has joint control of a contractual arrangement, which requires a continuous assessment of the relevant activities and when the decisions in relation to those activities require unanimous consent. Judgement is also required to classify a joint arrangement as either a joint operation or a joint venture when the arrangement has been structured through a separate vehicle. Classifying the arrangement requires the Company to assess its rights and obligations arising from the arrangement. Specifically, the Company considers the legal form of the separate vehicle, the terms of the contractual arrangement and other relevant facts and circumstances. This assessment often requires significant judgement, and a different conclusion on joint control, or whether the arrangement is a joint operation or a joint venture, may have a material impact on the accounting treatment.
Management evaluated its joint arrangement with Agnico Eagle Mines Limited, whereby both parties acquired 50.0% of the shares of Osisko (now Canadian Malartic) in accordance with the requirements in IFRS 11 Joint Arrangements. The Company concluded that the arrangement qualified as a joint operation upon consideration of the following significant factors: (i) The requirement that the joint operators purchase all output from the investee and investee restrictions on selling the output to any third party; (ii) The parties to the arrangement are substantially the only source of cash flow contributing to the continuity of the arrangement; and (iii) If the selling price drops below cost, the joint operators are required to cover any obligations Canadian Malartic cannot satisfy.

Investment in Associate
An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those decisions. The Company is presumed to have significant influence if it holds, directly or indirectly, 20% or more of the voting power of the investee, unless it can be clearly demonstrated that the Company does not have significant influence.

The Company accounts for an investment in an associate using the equity method. Under the equity method, an investment in an associate is initially recognized at cost and subsequently increased or decreased to recognize the Company's share of net earnings/loss and other comprehensive earnings/loss of the associate, after any adjustments necessary to give effect to uniform accounting policies, any other movement in the associate's reserves, and for impairment losses after the initial recognition date. The total carrying amount of the Company's investment in associate also includes any long-term debt interests which, in substance, form part of the Company's net investment. The Company’s share of the associate's losses that are in excess of its investment are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate. The Company's share of earnings or losses of its associate are recognized in net earnings during the period. Dividends and repayment of capital received from the associate are accounted for as a reduction in the carrying amount of the Company’s investment. Unrealized gains and losses between the Company and its associate are recognized only to the extent of unrelated investors’ interests in the associate. Intercompany balances and interest expense and income arising on loans and borrowings between the Company and its associate are not eliminated.
At the end of each reporting period, the Company assesses whether there is any objective evidence that an investment in an associate is impaired. Objective evidence includes observable data indicating there is a measurable decrease in the estimated future cash flows of the investee’s operations. When there is objective evidence that an investment is impaired, the carrying amount of such investment is compared to its recoverable amount, being the higher of its fair value less costs of disposal ("FVLCD") and value-in-use ("VIU"). If the recoverable amount of an investment is less than its carrying amount, the carrying amount is reduced to its recoverable amount and an impairment loss, being the excess of carrying amount over the recoverable amount, is recognized in the period in which the relevant circumstances are identified. When an impairment loss reverses in a subsequent period, the carrying amount of the investment is increased to the revised estimate of recoverable amount to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had an impairment loss not been previously recognized. A reversal of an impairment loss is recognized in net earnings/loss in the period in which the reversal occurs.
Foreign Currency Translation	Foreign Currency TranslationThe functional and presentation currency of the Company and each of its subsidiaries, associates and joint operation is the US Dollar. In preparing the financial statements of the individual companies, transactions in currencies other than the Company’s functional currency ("foreign currencies") are recognized at the rates of exchange prevailing on the dates of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated. Income statement items denominated in foreign currencies are translated at the average exchange rates prevailing during the year, with the exception of depletion, depreciation and amortization which is translated at historical exchange rates. Foreign exchange gains and losses are included in net earnings/loss. Foreign exchange gains and losses related to income taxes, if any, are reported within the income tax expense line in the Company's consolidated statement of operations.
Business Combinations	Business Combinations
Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of assets transferred by the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interest issued by the Company in exchange for control of the acquiree. Acquisition-related costs are recognized in profit or loss as incurred.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value at the acquisition date.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer's previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

When the consideration transferred by the Company in a business combination includes contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Other contingent consideration is remeasured to fair value at subsequent reporting dates with changes in fair value recognized in earnings.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period (see above), or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.

Goodwill	GoodwillGoodwill is initially recognized and measured as set out above. Goodwill is not amortized but is reviewed for impairment at least annually. For the purpose of impairment testing, goodwill is allocated to each of the Company’s cash-generating units ("CGUs") expected to benefit from the synergies of the combination. CGUs to which goodwill has been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the CGU is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. An impairment loss recognized for goodwill is not reversed in a subsequent period. On disposal of a CGU, the attributable amount of goodwill is included in the determination of the gain or loss on disposal.
Impairment and Reversal of Impairment of Non-Current Assets	Impairment and Reversal of Impairment of Non-Current Assets
At each reporting date, the Company reviews the carrying amounts of its mining properties and plant and equipment at the CGU level to determine whether there is any indication that these assets may be impaired. If any such indication exists, the recoverable amount of the relevant CGU is estimated in order to determine the extent of the impairment loss (if any). A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The Company's CGUs are its significant mine sites and significant development projects. In certain circumstances, where the recoverable amount of an individual asset can be determined, impairment is performed at the individual asset level.

The recoverable amount of a mine site is the greater of its fair value less costs of disposal ("FVLCD") and value in use ("VIU"). In the absence of market related comparative information, FVLCD is estimated as the discounted future after-tax cash flows expected to be derived from a mine site, less an amount for costs to sell estimated based on similar past transactions. When discounting estimated future after-tax cash flows, the Company uses its after-tax weighted average cost of capital. Estimated cash flows are based on expected future production, metal selling prices, operating costs and capital expenditures. If the recoverable amount of a mine site is estimated to be less than its carrying amount, the carrying amount is reduced to its recoverable amount. The carrying amount of each mine site includes the carrying amounts of mining properties, plant and equipment, goodwill (if applicable) and related deferred income tax balances, net of the mine site environmental rehabilitation provision. In addition, the carrying amounts of the Company’s corporate assets are allocated to the relevant mine sites for impairment purposes. Impairment losses are recognized in the statement of operations in the period in which they are incurred. The allocation of an impairment loss, if any, for a particular mine site to its mining properties and plant and equipment is based on the relative carrying amounts of those assets at the date of impairment.

At each reporting date an assessment is made to determine whether there is an indication that previously recognized impairment losses may no longer exist or may have decreased. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the CGU’s recoverable amount since the last impairment loss was recognized. This reversal is recognized in the consolidated statements of operations and is limited to the carrying value that would have been determined, net of any depreciation, depletion and amortization where applicable, had no impairment charge been recognized in prior years. When an impairment reversal is undertaken, the recoverable amount is assessed by reference to the higher of VIU and FVLCD.
Indicators of Impairment and Reversal of Impairment

Critical Judgements in Applying Accounting Policies

The Company considers both external and internal sources of information in assessing whether there are any indications that CGUs are impaired or reversal of impairment is needed. External sources of information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and are expected to affect the recoverable amount of CGUs. Internal sources of information include the manner in which mining properties and plant and equipment are being used or are expected to be used and indicators of the economic performance of the assets, historical exploration and operating results. The primary external factors considered are changes in spot and forecast metal prices, changes in laws and regulations and the Company’s market capitalization relative to its net asset carrying amount. Primary internal factors considered are the Company’s current mine performance against expectations, changes in mineral reserves and resources, life of mine plans and exploration results.
Impairment and Reversal of Impairment

Key Sources of Estimation Uncertainty

In determining the recoverable amounts of the Company’s mining interests and goodwill for the year ended December 31, 2021, management made estimates of the discounted future after-tax cash flows expected to be derived from the Company’s mining properties, costs to dispose of the mining properties and the appropriate discount rate. Under the discounted cash flow ("DCF") valuation method, projected cash flows are significantly affected by changes in assumptions related to metal selling prices, changes in the amount of recoverable reserves, resources, and exploration potential, production cost estimates, future capital expenditures, discount rates and exchange rates. Significant changes in metal price forecasts, estimated future costs of production, capital expenditures, the amount of recoverable reserves, resources, and exploration potential, and/or the impact of changes in current economic conditions may result in an impairment write-down or reversal of a previous impairment on the carrying amounts of the Company’s mining interests and/or an impairment write-down of goodwill. The DCF method is a valuation technique consistent with the income approach in IFRS 13 Fair Value Measurement ("IFRS 13").

Due to changes in the Company's situation since the previous reporting period - namely, the fact that the Company has entered into an arrangement agreement with Pan American and Agnico for the sale of the Company and all of its assets; the Company has determined that in the current reporting period the value of the Company's assets is derived from their sale value rather than from future cash flows from continuing operations. Accordingly, the Company changed the valuation technique used to a valuation technique consistent with the market approach described in IFRS 13. In estimating FVLCD, the Company took into account the consideration paid in a recent transaction (MARA CGU) and consideration offered in a current transaction (Canadian Malartic CGU). For all other CGUs, the Company used a multiples-based valuation method, applying value multiples to the mineral reserves and mineral resources in the CGUs subject to impairment testing. The Company concluded that the resulting measurement is more representative of the fair value of its cash-generating units in the circumstances existing at the end of the current reporting period and, therefore, that IFRS 13 permits such a change.
During the year ended December 31, 2022, the Company recognized impairments in respect of the carrying amounts of certain cash-generating units. No impairments or impairment reversals were recognized during the year ended December 31, 2021. Refer to Note 13.
Further information on the pending Pan American-Agnico transaction can be found in Note 36.
Assets and Liabilities Held for Sale and Discontinued Operations	Assets and Liabilities Held for Sale and Discontinued Operations
Non-current assets and disposal groups are classified as held for sale if their carrying value will be recovered principally through a sale transaction rather than through continuing use. The criteria for held for sale classification is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset or disposal group and the sale expected to be completed within one year from the date of the classification.

Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell ("FVLCS"). If the FVLCS is lower than the carrying amount, an impairment loss is recognized in the consolidated statement of operations. Costs to sell are the incremental costs directly attributable to the disposal of an asset or disposal group, excluding finance costs and income tax expense. Non-current assets are not depreciated or amortized once classified as held for sale. Assets and liabilities classified as held for sale are presented separately as current items in the Company's consolidated balance sheet.

A disposal group qualifies as a discontinued operation if it is a component of the Company that either has been disposed of, or is classified as held for sale, and: (i) represents a separate major line of business or geographical area of operations; (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or (iii) is a subsidiary acquired exclusively with a view to resale. A component of the Company comprises an operation and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Company.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated statement of operations.

Revenue Recognition	Revenue Recognition
Gold and Silver

The Company sells gold and silver in bullion and doré form to customers, which are all major financial institutions.

Revenue is recognized when control of the gold or silver has transferred to the customer. For bullion sales, this is typically at the point in time when the bullion has been pledged to the customer in writing, which is often at the time it is credited to the metal account of the customer. For doré sales, this is typically at the point in time when the customer has received all required confirmations from the Company, which is at the time the doré is shipped from the mine. Following gold or silver being pledged to a customer or the shipment of doré, the customer has the ability to direct the use of, and obtain substantially all of the remaining benefits from, the metal.

Revenue is measured at the transaction price agreed under the contract and excludes any amounts collected on behalf of third parties. Payment of the transaction price is due immediately when the metal is transferred to the customer. A receivable is recognized when the metal is transferred to the customer, as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due.

Streaming Arrangements

From time to time, the Company enters into arrangements with customers pursuant to which, the Company receives consideration in advance of the delivery of metals.

Under streaming arrangements, the Company receives advanced consideration against the delivery of a portion of future metal production referenced to the mine(s) of the Company specified in the contract. In addition to the advanced consideration, the Company may also receive a cash payment as metals are delivered to the customer.

The Company recognizes the advanced consideration as deferred revenue and recognizes the amounts in revenue as it satisfies its performance obligations to deliver metal to the customer over the life of the contract. In contracts for the delivery of gold or silver bullion, this is typically at the point in time when the metal is credited to the metal account of the customer. Following the crediting of gold or silver to a customer’s metal account, the customer has legal title to, physical possession of, and the risks and rewards of ownership of the metal, and therefore, the ability to direct the use of, and obtain substantially all of the remaining benefits from, the metal.

The Company determines the amortization of deferred revenue to the consolidated statement of operations on a per unit basis. In streaming arrangements, the estimated total quantity of metal expected to be delivered to the customer over the term of the contract is used. Subsequent changes to expected deliveries result in an adjustment to revenue in the year of change to retroactively adjust for the new number of ounces expected to be delivered under the contract.

Where consideration is received in advance of the Company’s performance of its obligation, there is an inherent financing component in the transaction. When the period between receipt of consideration and revenue recognition is greater than one year, the Company determines whether the financing component is significant to the contract.

Where a contract is determined to have a significant financing component, the transaction price is adjusted to reflect the financing. The discount rate used in adjusting the promised amount of consideration is the rate that would be reflected in a separate financing transaction between the Company and the customer at contract inception. This rate is not subsequently adjusted for any other changes over the contract term.

The accretion of the interest expense is recognized in the finance expense line in the consolidated statement of operations, unless capitalized to assets under construction in accordance with the Company’s policy on capitalized borrowing costs.

The Company estimates the current portion of deferred revenue based on quantities anticipated to be delivered over the next twelve months.

Other Income

Other income arising from the use by others of the Company's assets yielding interest, royalties and dividends are recognized when it is probable that the economic benefits associated with the transaction will flow to the Company and the amount of the income can be measured reliably, on the following bases:

•Interest is recognized using the effective interest method.
•Royalties are recognized on an accrual basis in accordance with the substance of the agreement.
•Dividends are recognized when the shareholder's right to receive payment is established.
Revenue Recognition: Application of Variable Consideration Constraint

Key Sources of Estimation Uncertainty

The Company determines the amortization of deferred revenue to the consolidated statement of operations on a per unit basis using the expected quantity of metal that will be delivered over the term of the contract, which is based on geological reports and the Company’s LOM plan at contract inception. As subsequent changes to the expected quantity of metal to be delivered triggers a retrospective adjustment to revenue, management is required to estimate the metal ounces to be included in the denominator that will be sufficient such that subsequent changes are not expected to result in a significant revenue reversal. Accordingly, management includes mineral reserves and a portion of mineral resources, which management is reasonably confident are transferable to reserves, in the calculation. With this approach, the Company considers that it is highly probable that changes in subsequent mineral reserve and mineral resource estimates will not result in a significant revenue reversal of previously recognized revenue.

Leases	Leases
Identifying a Lease

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

•the contract involves the use of an identified asset - this may be specified explicitly or implicitly, and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;
•the Company has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and
•the Company has the right to direct the use of the asset. The Company has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where all the decisions about how and for what purpose the asset is used are predetermined, the Company has the right to direct the use of the asset if either:
◦the Company has the right to operate the asset; or
◦the Company has designed the asset in a way that predetermines how and for what purpose it will be used.

At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices. However, for the leases of real estate, in which it is a lessee, the Company has elected not to separate non-lease components and account for the lease and non-lease components as a single lease component.

The Company as a Lessee

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

Lease payments included in the measurement of the lease liability comprise:

•fixed payments, including in-substance fixed payments;
•variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•amounts expected to be payable under a residual value guarantee; and
•the exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company's estimate of the amount expected to be payable under a residual value guarantee or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Company presents right-of-use assets in 'property, plant and equipment' and lease liabilities in 'other financial liabilities' in the consolidated balance sheet.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets, such as certain IT equipment. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Financial Instruments	Financial Instruments
Classification and Measurement of Financial Assets and Financial Liabilities

i)    Financial Assets

On initial recognition, a financial asset is classified as measured at: amortized cost, FVOCI, or FVTPL. The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. Derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:
•it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:
•it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment basis.
All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.
The following accounting policies apply to the subsequent measurement of financial assets:

Financial assets at amortized cost	These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss. Refer below for derivatives designated as hedging instruments.
Equity investments at FVOCI	These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.
Debt investments at FVOCI	These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

ii)    Financial Liabilities

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss. See below for financial liabilities designated as hedging instruments.
Impairment

Non-Derivative Financial Assets

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the credit risk on the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to twelve month expected credit losses. Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the financial asset is no longer credit-impaired and the improvement can be related objectively to an event occurring after the impairment was recognized (such as an improvement in the counterparty's credit rating).

For trade receivables that are classified as financial assets at amortized cost, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

Derivative Instruments and Hedge Accounting

The Company uses derivative financial instruments to hedge its exposure to exchange rate fluctuations on foreign currency operating expenses and capital expenditures.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategies for undertaking hedge transactions. This process includes linking all derivative hedging instruments to forecasted transactions. Hedge effectiveness is assessed based on the degree to which the cash flows from the derivative contracts are expected to offset the cash flows of the underlying transaction being hedged.
When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in fair value is recognized in other comprehensive income, net of tax. For hedged items other than the purchase of non-financial assets, the amounts accumulated in other comprehensive income are reclassified to the consolidated statements of operations when the underlying hedged transaction, identified at contract inception, affects profit or loss. When hedging a forecasted transaction that results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously deferred in equity are transferred from equity and included in the measurement of the initial carrying amount of the asset or liability.
Any ineffective portion of a hedge relationship is recognized immediately in the consolidated statements of operations. The Company has elected to exclude the time value component of options and the forward element of forward contracts from the hedging relationships, with changes in these amounts recorded in other comprehensive income and treated as a cost of hedging. For hedged items other than the purchase of non-financial assets, the cost of hedging amounts is reclassified to the consolidated statements of operations when the underlying hedged transaction affects profit or loss. When hedging a forecasted transaction that results in the recognition of a non-financial asset, the cost of hedging is added to the carrying amount of the non-financial asset.
When derivative contracts designated as cash flow hedges are terminated, expired, sold or no longer qualify for hedge accounting, hedge accounting is discontinued prospectively. Any amounts recorded in other comprehensive income up until the time the contracts do not qualify for hedge accounting remain in other comprehensive income. Amounts recognized in other comprehensive income are recognized in the consolidated statements of operations in the period in which the underlying hedged transaction is completed. Gains or losses arising subsequent to the derivative contracts not qualifying for hedge accounting are recognized in the period incurred in the consolidated statements of operations.
If the forecasted transaction is no longer expected to occur, then the amounts accumulated in other comprehensive income are reclassified to the consolidated statement of operations immediately.

Share-Based Payments	Share-Based Payments
The fair value of the estimated number of share options and restricted share units ("RSUs") awarded to employees, officers and directors that will eventually vest, determined as of the date of grant, is recognized as share-based compensation expense within General and Administrative expenses in the consolidated statements of operations over the vesting period of the share options and RSUs, with a corresponding increase to equity. The fair value of share options is determined using the Black-Scholes option pricing model with market related inputs as of the date of grant. The fair value of RSUs is the market value of the underlying shares as of the date of grant. Share options and RSUs with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values. Changes to the estimated number of awards that will eventually vest are accounted for prospectively. The Company's share option plan includes a share appreciation feature. If and when the share options are ultimately exercised, the applicable amount in the equity reserve is transferred to share capital.

Performance share units ("PSUs") and deferred share units ("DSUs") are settled in cash. PSUs are recognized as share-based compensation expense within general and administrative expenses in the consolidated statement of operations ("G&A") over the vesting period, which includes the remeasurement of those PSUs that have partially vested. DSUs are recognized as share-
based compensation expense within G&A on the date of grant, as these instruments vest immediately. Mark to market adjustments on DSUs subsequent to vesting are recognized as share-based compensation in other operating expenses.

Transactions entered into with third parties whereby the Company issues shares of the parent or of a subsidiary in exchange for goods or services received, are accounted for as share-based payment transactions. The Company recognizes the goods or services received when it obtains the goods or as the services are received, and recognizes a corresponding increase in equity. The Company measures the goods or services received at the fair value of the goods or services received, unless that fair value cannot be estimated reliably.

Income Taxes	Income Taxes
Income tax expense or recovery comprises of current and deferred tax. Income tax expense or recovery is recognized in the consolidated statements of operations except to the extent it relates to items recognized directly in equity or in OCI, in which case the related taxes are recognized in equity or OCI.

Current income tax is the expected tax payable or receivable on the taxable income or loss for the year, which may differ from earnings reported in the consolidated statements of operations due to items of income or expenses that are not currently taxable or deductible for tax purposes, using tax rates substantively enacted at the reporting date, penalties and interest on income taxes, and any adjustment to tax payable in respect of previous years.

Deferred income tax is recognized based on the balance sheet method in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences:

•Goodwill or the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and
•Investments in subsidiaries and jointly controlled entities to the extent they can be controlled and that it is probable that they will not reverse in the foreseeable future.

Deferred income tax is recognized on the movement in foreign exchange rates on non-monetary assets denominated in foreign currencies. Foreign exchange gains or losses relating to deferred income taxes are included in the deferred income tax expense in the consolidated statements of operations.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted at the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
Income Taxes

Key Sources of Estimation Uncertainty

Income taxes and recoverability of deferred tax assets: In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax planning opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified. Estimates of future taxable income are based on forecasted cash flows from operating activities and the application of existing tax laws in each jurisdiction. The Company considers relevant tax planning opportunities that are within the Company's control, are feasible, and within management's ability to implement. Examination by applicable tax authorities is supported based on individual facts and circumstances of the relevant tax position examined in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized. Also, future changes in tax laws could limit the Company from realizing the tax benefits from the deferred tax assets. The Company reassesses unrecognized income tax assets at each reporting period.

Inventories	Inventories
Metal inventories - ore in stockpiles (ore extracted from the mine and available for further processing), work in process (metal in the processing circuit that has not completed the production process), and product inventories (metal in saleable form) are measured at the lower of the cost of production and net realizable value. Cost is determined on a weighted average basis and includes all costs incurred, based on a normal production capacity, in bringing each product to its present location and condition. Cost of inventories comprises direct labor, materials and contractor expenses, including non-capitalized stripping costs; depreciation, depletion and amortization including capitalized stripping costs; and an allocation of general and administrative costs. Costs are added to ore in stockpiles at the current mining cost per tonne. As ore is removed for processing, costs are removed based on the accumulated average cost per tonne. Net realizable value is calculated as the estimated selling price at the time of sale based on prevailing and long-term metal prices, less estimated future costs to convert the inventories into saleable form and estimated costs to sell.

Ore in stockpiles not expected to be processed in the next twelve months is classified as long-term.

Materials and supplies include consumables and other raw materials yet to be used in the production process, as well as spare parts and other maintenance supplies that are not classified as capital items, and are valued at the lower of cost and net realizable value. Provisions are recorded to reduce materials and supplies to net realizable value, which is generally calculated by reference to its salvage or scrap value, when it is determined that the materials or supplies are obsolete. Provisions are reversed to reflect subsequent recoveries in net realizable value where the inventory is still on hand.

Write downs of inventory and reversals of write downs are reported as a component of current period costs.
Inventory Valuation
Key Sources of Estimation Uncertainty

The measurement of inventory including the determination of its net realizable value, especially as it relates to ore in stockpiles, involves the use of estimates. Estimation is required in determining the tonnage, recoverable gold contained therein, and in determining the remaining costs of completion to bring inventory to its saleable form. Changes in these estimates can result in a change in mine operating costs of future periods and carrying amounts of inventories

Further, in determining the net realizable value of ore in stockpiles, the Company estimates future metal selling prices, production forecasts, realized grades and recoveries, timing of processing, and future costs to convert the inventories into saleable form. Reductions in metal price forecasts, increases in estimated future costs to convert, reductions in the amount of recoverable ounces, and a delay in timing of processing can result in a write down of the carrying amounts of the Company’s work in process and ore in stockpiles inventory.

Property, Plant and Equipment	Property, Plant and Equipment
Land, Building, Plant and Equipment

Land, building, plant and equipment are recorded at cost, less accumulated depreciation and accumulated impairment losses. The cost is comprised of the asset's purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the estimated environmental rehabilitation costs associated with the asset.

The depreciable amount of building, plant and equipment is amortized according to either the units of production method or on a straight-line basis, to the residual value of the asset over the lesser of mine life or estimated useful life of the asset. Each part of an item of building, plant and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately if its useful life differs. Useful lives of building, plant and equipment items range from two to thirty years, but do not exceed the related estimated mine life based on proven and probable mineral reserves and the portion of mineral resources that management expects to become mineral reserves in the future and be economically extracted.

	Depreciation Method	Useful Life
Building	Straight Line	4 to 30 years
Machinery and equipment	Straight Line	2 to 7 years
Vehicles	Straight Line	3 to 5 years
Furniture and office equipment	Straight Line	2 to 10 years
Computer equipment and software	Straight Line	3 to 5 years
Land	Not depreciated	N/A

The Company reviews the useful life, depreciation method, residual value and carrying value of its building, plant and equipment at least annually. Where the carrying value is estimated to exceed the estimated recoverable amount, which is the higher of the asset's fair value less costs of disposal or value in use, a provision for impairment is measured and recorded.

Expenditures that extend the useful lives of existing facilities or equipment are capitalized and depreciated over the remaining useful lives of the assets or useful life of the component (e.g. major overhaul) of an asset. Repairs and maintenance expenditures are expensed as incurred.

Exploration and Evaluation Assets, and Depletable Producing Properties

The Company's tangible exploration and evaluation assets are comprised of mineral resources and exploration potential. The value associated with mineral resources and exploration potential is the value beyond proven and probable mineral reserves.

Exploration and evaluation assets acquired as part of an asset acquisition or a business combination are recorded as tangible exploration and evaluation assets and are capitalized at cost, which represents the fair value of the assets at the time of acquisition determined by estimating the fair value of the property's mineral reserves, mineral resources and exploration potential at such time.

The value of such assets when acquired is primarily a function of the nature and amount of mineralized materials contained in such properties. Exploration and evaluation stage mineral interests represent interests in properties that potentially contain mineralized material consisting of measured, indicated and inferred mineral resources; other mine exploration potential such as inferred mineral resources not immediately adjacent to existing mineral reserves but located around and near mine or project areas; other mine-related exploration potential that is not part of measured, indicated and inferred mineral resources; and any acquired right to explore and develop a potential mineral deposit.

Expenditures incurred before the Company has obtained legal rights to explore a specific area of interest are expensed. Costs incurred for general exploration that are either not-project-specific or do not result in the acquisition of mineral properties are considered greenfield expenditures and charged to expense. Brownfield expenditures, which typically occur in areas surrounding known deposits and/or re-exploring older mines using new technologies to determine if greater mineral reserves and mineral resources exist, are capitalized. Brownfield activities are focused on the discovery of mineral reserves and mineral resources close to existing operations, including around mine or near-mine, mineral reserve and mineral resource extension and infill drilling.

Exploration expenditures include the costs incurred in either the initial exploration for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits.
Evaluation expenditures include the costs incurred to establish the technical feasibility and commercial viability of developing mineral deposits identified through exploration activities or by acquisition. Evaluation expenditures include the cost of:

•Acquiring the rights to explore;
•Establishing the volume and grade of deposits through drilling of core samples, trenching and sampling activities in an ore body that is classified as either a mineral resource or a proven and probable mineral reserve;
•Determining the optimal methods of extraction and metallurgical and treatment processes;
•Studies related to surveying, transportation and infrastructure requirements;
•Permitting activities; and
•Economic evaluations to determine whether development of the mineralized material is commercially justified, including scoping, pre-feasibility and final feasibility studies.

The values assigned to the tangible exploration and evaluation assets (which may include acquired plant and equipment) are carried at acquired costs until such time as the technical feasibility and commercial viability of extracting mineral resource from the assets is demonstrated, which occurs when the activities are designated as a development project and advancement of the project is considered economically feasible. At that time, the property and the related costs are reclassified as part of the development costs of a producing property not yet subject to depletion, and remain capitalized. Assessment for impairment is conducted before reclassification.

Depletion commences once a property has reached commercial production. Depletion of mining properties and development costs are calculated and recorded on a units of production basis over the estimated tonnage or recoverable ounces of proven and probable mineral reserves of the mine, and the portion of mineral resources expected to be classified as mineral reserves and economically extracted, which may include mineral resources in each of the measured, indicated and/or inferred mineral resources categories.

The Company assesses and tests its exploration and evaluation assets and mining properties for impairment, and subsequent reversal of impairment, at least annually or when events or changes in circumstances indicate that the related carrying amounts may not be recoverable or that an impairment may be reversed. Costs related to areas of interest abandoned are written off when the decision of abandonment is made. Refer to (f) Impairment and Reversal of Impairment of Non-Current Assets for details of the policy. An impairment assessment of the exploration and evaluation assets is conducted before the reclassification or transfer of exploration and evaluation assets to depletable producing properties.

Stripping Costs

In open pit mining operations, it is necessary to remove overburden and other waste materials in order to access ore from which minerals can be extracted economically. The process of mining overburden and waste materials is referred to as stripping.

Stripping costs incurred in order to provide initial access to the ore body (referred to as pre-production stripping) are capitalized as open pit mine development costs.

During the production phase of a mine, stripping is generally considered to create two distinct benefits: (i) the production of inventory and (ii) improved access to ore that is expected to be mined in the future. Where the benefits are realized in the form of inventory produced in the period, the stripping costs are accounted for as part of the cost of producing those inventories. Where the benefits are realized in the form of improved access to ore to be mined in the future, the costs are recognized as a non-current asset, referred to as a “stripping activity asset,” if the following criteria are met: (a) future economic benefits (that is, improved access to the ore body for future extraction) are probable; (b) the component of the ore body for which access will be improved can be accurately identified; and (c) the costs associated with the improved access can be reliably measured. If any of these criteria are not met, the production stripping costs are charged to profit or loss as operating costs as they are incurred.

The stripping activity asset is initially measured at cost, which is the accumulation of costs directly incurred to perform the stripping activity that improves access to the identified component of ore, plus an allocation of directly attributable overhead costs. If incidental operations occur at the same time as the production stripping activity, but are not necessary for the production stripping activity to continue as planned, these costs are not included in the cost of the stripping activity asset. If the costs of the inventory produced and the stripping activity asset are not separately identifiable, a production measure is used to allocate the production stripping costs between the inventory produced and the stripping activity asset. This production measure is calculated for the identified component of the ore body, which is based on the specific development phases determined when designing the development plan for the pit. This measure is then used as a benchmark to identify the extent to which the stripping activities have created a future benefit. The Company uses the expected volume of waste extracted for a volume of ore production compared with the actual volume extracted for such volume of ore production to calculate each component. The stripping activity asset is then accounted for as an addition to, or an enhancement of, the applicable mine asset, and is presented as part of “Mining properties” in the Company’s consolidated balance sheets.
Assets Under ConstructionAssets under construction are capitalized as 'Construction in Progress' until the asset is capable of operating at levels intended by management. Costs incurred prior to this point, including depreciation of related plant and equipment, are capitalized and proceeds from sales during this period are offset against costs capitalized. Borrowing costs, including interest, associated with projects that are actively being prepared for production are capitalized to Construction in Progress. These costs are elements of the historical cost of acquiring an asset when a period of time is required to bring it to the condition and location necessary for its intended use. The borrowing costs eligible for capitalization are determined by applying a capitalization rate, which is the weighted average of the borrowing costs applicable to the borrowings of the Company that are outstanding during the period, to the expenditures on the asset. Capitalized interest costs are amortized on the same basis as the related qualifying asset.
Decommissioning, Restoration and Similar Liabilities and Other Provisions	and Other Provisions
A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Where the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability that have not been reflected in the estimate of the expenditure. The unwinding of the discount is recognized as a finance expense.
Environmental rehabilitation obligations are a type of provision associated with the retirement of a long-lived asset that the Company has acquired, constructed, developed and/or used in operations. These include the dismantling and demolition of infrastructure and the removal of residual materials and remediation of disturbed areas. These estimated obligations are provided for in the accounting period when the related disturbance occurs, whether during the mine development or production phases at the present value of estimated future costs to settle the obligations, or when a constructive obligation arises. The costs are estimated based on the Company’s mine closure plan. The cost estimates are updated annually during the life of the operation to reflect known developments, (e.g. revisions to cost estimates and to the estimated lives of operations, or changes in legal or regulatory requirements), and are subject to review at regular intervals.
Environmental rehabilitation provisions are initially recorded with a corresponding increase to the carrying amounts of property, plant and equipment, with any subsequent changes to the liability accounted for as changes in the carrying amounts of the related property, plant and equipment. The capitalized costs are amortized over the life of the mine on a unit-of-production basis.

Description of accounting policy for flow-through shares	Flow-Through SharesUnder Canadian income tax legislation, a company is permitted to issue flow-through shares whereby the company agrees to incur qualifying expenditures and renounce the related income tax deductions to the investors. The Company allocates the proceeds from the issuance of these shares between the offering of shares and the sale of tax benefits. The allocation is made based on the difference between the quoted price of the shares and the amount the investors pay for the shares, with a deferred flow-through premium liability recognized for the difference. The liability is reversed and a tax provision recognized upon filing of the appropriate renunciation forms with the Canadian taxation authorities for qualifying expenditures previously incurred. The spending also gives rise to a deferred tax temporary difference between the carrying value and tax value of the qualifying expenditure.
Intangible Assets	Intangible AssetsIntangible assets acquired by way of an asset acquisition or business combination are recognized if the asset is separable or arises from contractual or legal rights and the fair value can be measured reliably on initial recognition. Intangible assets must be identifiable, controlled by the Company and with future economic benefits expected to flow from the assets. Intangible assets that are acquired by the Company and have finite useful lives are measured at cost less accumulated amortization and accumulated impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over the lesser of mine life or estimated useful life of the intangible asset. The Company reviews the useful life, amortization method and carrying value on a regular basis.
Disclosure of accounting policy for mineral reserve and resource estimates
Mineral Reserve and Mineral Resource Estimates

Key Sources of Estimation Uncertainty

The figures for mineral reserves and mineral resources are determined in accordance with National Instrument 43-101 Standards of Disclosure for Mineral Projects, issued by the Canadian Securities Administrators. This National Instrument lays out the standards of disclosure for mineral projects including rules relating to the determination of mineral reserves and mineral resources. There are numerous uncertainties inherent in estimating mineral reserves and mineral resources, including many factors beyond the Company's control. Such estimation is a subjective process, and the accuracy of any mineral reserve or mineral resource estimate is a function of the quantity and quality of available data and of the assumptions made and judgements used in engineering and geological interpretation. Short-term operating factors relating to the mineral reserves, such as the need for orderly development of the ore bodies or the processing of new or different ore grades, may cause the mining operation to be unprofitable in any particular accounting period. Lower market prices, increased production costs, reduced recovery rates and other factors may result in a revision of its mineral reserve estimates from time to time or may render the Company’s mineral reserves uneconomic to exploit, which may materially and adversely affect the results of operations or financial condition. Mineral reserve data are not indicative of future results of operations. Evaluation of mineral resources is conducted from time to time and mineral resources may change depending on further geological interpretation, drilling results and metal prices. The Company regularly evaluates its mineral resources and it often determines the merits of increasing the reliability of its overall mineral resources.
Differences between management's assumptions, and actual events including economic assumptions such as metal prices and market conditions, could have a material effect in the future on the Company's financial position and results of operations.
Estimates of the quantities of proven and probable mineral reserves and mineral resources form the basis for the Company’s LOM ("LOM") plans, which are used for a number of important business and accounting purposes, including: determination of the useful life of property, plant and equipment and measurement of the depreciation expense, capitalization and amortization of stripping costs, exploration and evaluation of mineral resources and determination of technical feasibility and commercial viability, and forecasting the timing of the payments related to the environmental rehabilitation provision. In addition, the underlying LOM plans are used in the impairment tests for goodwill and non-current assets.

Disclosure of accounting policy for estimated recoverable ounces
Estimated Recoverable Ounces

Key Sources of Estimation Uncertainty

The carrying amounts of the Company’s mining properties are depleted based on recoverable ounces contained in proven and probable mineral reserves plus a portion of mineral resources. The Company includes a portion of mineral resources where it is considered probable that those mineral resources will be economically extracted. Changes to estimates of recoverable ounces and depletable costs including changes resulting from revisions to the Company’s mine plans and changes in metal price forecasts can result in a change to future depletion rates.

Disclosure of accounting policy for economic recoverability and future economic benefits of exploration, evaluation and development costs
Economic Recoverability and Probability of Future Economic Benefits of Exploration, Evaluation and Development Costs

Critical Judgements in Applying Accounting Policies

Management has determined that exploration and evaluation costs incurred during the year and costs associated with projects under construction have future economic benefits and are economically recoverable. In making this judgement, management has assessed various sources of information including but not limited to the geologic and metallurgic information, history of conversion of mineral deposits to proven and probable mineral reserves, scoping and feasibility studies, proximity of operating facilities, operating management expertise, existing permits and life of mine plans.
Disclosure of accounting policy for environmental rehabilitation provision
Environmental Rehabilitation Provision

Key Sources of Estimation Uncertainty

Given the nature of its operations, the Company incurs obligations to close, restore and rehabilitate its sites. Closure and rehabilitation activities are governed by a combination of legislative requirements and Company policies. The Company’s environmental rehabilitation provision represents management’s best estimate of the present value of the future cash outflows required to settle the liabilities, which reflects estimates of future costs, inflation, movements in foreign exchange rates and assumptions of risks associated with the future cash outflows, and the applicable risk-free interest rates for discounting the future cash outflows. Changes in the above factors can result in a change to the provision recognized by the Company. The actual future expenditures may differ from the amounts currently provided if the estimates made are significantly different than actual results or if there are significant changes in environmental and/or regulatory requirements in the future.

Disclosure of accounting policy for deferred revenue
Deferred Revenue

Critical Judgements in Applying Accounting Policies

Significant judgement is required in determining the appropriate accounting treatment for metal transactions entered into by the Company. With respect to the Company's current streaming arrangement, management has determined that based on the agreement, the counterparty assumes significant business risk and rewards associated with the timing and amount of metals being delivered. As such, the deposits received from the counterparty have been recorded as deferred revenue in the consolidated balance sheet. Additionally, the Company has determined that the transaction is not a financial liability as; based on the specific rights and obligations set out in the agreement, under no circumstances will the delivery obligations be satisfied with cash. Refer to Note 26 for additional information.

Determination of technical feasibility and commercial viability
Determination of technical feasibility and commercial viability

Critical Judgements in Applying Accounting Policies

IFRS 6 specifies the accounting for exploration and evaluation expenditures, defined as “expenditures incurred by an entity in connection with the exploration for and evaluation of mineral resources before the technical feasibility and commercial viability of extracting a mineral resource are demonstrable”. Once the technical feasibility and commercial viability of extracting a mineral resource are demonstrable, the recording of exploration and evaluation expenditures ceases for that mineral project, capitalized exploration and evaluation assets are tested for impairment, and those exploration and evaluation assets are reclassified to other applicable development-stage accounts.

In January 2021, following the completion of an internal PEA-level technical study in late 2020, the Canadian Malartic partnership approved the construction of a new underground mining complex at the Odyssey project. At this point in time, an assessment was performed to determine whether the technical feasibility and commercial viability of extracting a mineral resource were demonstrable. Based on factors including the results of the recently completed PEA-level study (which was incorporated into a NI 43-101 report filed in March 2021) demonstrating the financial viability of the project and the approval of both the Yamana and Agnico Eagle Boards of Directors to proceed, it was determined that technical feasibility and commercial viability were demonstrable, and the Odyssey project was reclassified to an asset under construction within property, plant and equipment.

On July 19, 2021, the Company announced a positive development decision on the Wasamac Project. At this point in time, an assessment was performed to determine whether the technical feasibility and commercial viability of extracting a mineral resource were demonstrable. Based on factors such as the established mineral reserves and mineral resources of the project, the expected financial viability of the project based on the most recently completed feasibility study, and the decision by the Company's Board of Directors to advance the project, it was determined that technical feasibility and commercial viability were demonstrable, and the Wasamac project was reclassified to an asset under construction within property, plant and equipment.

Recent accounting pronouncements
Adoption of Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)

The Company adopted Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16) on January 1, 2022. These amendments clarify the accounting for the net proceeds from selling any items produced while bringing an item of property, plant and equipment to the location and condition necessary for it to be capable of operating in the manner intended by management. The amendments prohibit entities from deducting amounts received from selling items produced from the cost of property, plant and equipment while the Company is preparing the asset for its intended use. Instead, sales proceeds and the cost of producing these items will be recognized in the consolidated statement of operations. The amendments did not have any impact on the Company's consolidated financial statements upon adoption; however, they will impact the future accounting for the Company's two current development projects - Wasamac and the Odyssey underground project at Canadian Malartic.

Other Narrow Scope Amendments to IFRSs and IFRS Interpretations

The Company adopted various amendments to IFRSs, which were effective for accounting periods beginning on or after January 1, 2022. The impact of adoption was not significant to the Company's consolidated financial statements.

New and Revised IFRSs, Narrow Scope Amendments to IFRSs and IFRS Interpretations not yet Effective
Certain pronouncements have been issued by the IASB that are mandatory for accounting periods after December 31, 2022. Management is still evaluating and does not expect any such pronouncements to have a significant impact on the Company's consolidated financial statements upon adoption.